UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Cash flows from operating activities
Loss before Income tax	$ (10,850)	$ (16,270)	$ (28,669)	$ (32,756)
Depreciation and amortization of tangible and intangible assets	1,983	2,009	4,100	3,873
Impairment losses on loans, receivables and other assets	135	141	373	354
Impairment losses on obsolete inventories	(73)	13	(28)	322
Share-based compensation expense	1,668	936	2,794	1,999
Net (gain) / loss from disposal of tangible and intangible assets	14	(4)	14	13
Change in provision for other liabilities and charges	(73)	(2,742)	(700)	(2,317)
Lease modification (income) / expense	(6)	(20)	17	(26)
Interest (income) / expense	203	357	673	202
Discounting effect (income) / expense	0	0	0	87
Net foreign exchange (gain) / loss	(1,566)	(2,379)	2,157	(2,703)
Impairment reversals on financial assets at fair value through OCI	0	(17)	0	(17)
Net loss recognized on disposal of debt instruments held at fair value through OCI	0	2,370	0	2,370
Share-based compensation expense - settlement	1	(1)	(328)	(137)
(Increase) / Decrease in trade and other receivables, prepaid expenses and other tax receivables	(3,438)	2,583	(2,481)	2,287
(Increase) / Decrease in inventories	(1,894)	1,714	(471)	(2,872)
Increase / (Decrease) in trade and other payables, deferred income and other tax payables	2,352	(186)	(23)	(2,436)
Income taxes (paid) / received	(291)	(1,187)	(1,723)	(2,101)
Net cash flows (used in) / from operating activities	(11,835)	(12,683)	(24,295)	(33,858)
Cash flows from investing activities
Purchase of property and equipment	(976)	(737)	(1,578)	(1,609)
Proceeds from sale of property and equipment	95	45	96	45
Interest received	452	868	657	1,378
Movement in other non-current assets	(61)	284	0	160
Movement in term deposits and other financial assets	241	45,919	390	76,159
Net cash flows (used in) / from investing activities	(249)	46,379	(435)	76,133
Cash flows from financing activities
Payment of lease interest	(697)	(791)	(1,238)	(1,311)
Repayment of lease liabilities	(1,192)	(903)	(2,265)	(1,487)
Equity transaction costs	(35)	(85)	(35)	(85)
Capital Contributions	0	6	0	7
Proceeds from exercise of stock options	0	1	0	1
Net cash flows (used in) / from financing activities	(1,924)	(1,772)	(3,538)	(2,875)
Net increase / (decrease) in cash and cash equivalents	(14,008)	31,924	(28,268)	39,400
Effect of exchange rate changes on cash and cash equivalents	(24)	1,985	(971)	793
Cash and cash equivalents at the beginning of the period	61,463	61,644	76,670	55,360
Cash and cash equivalents at the end of the period	$ 47,431	$ 95,553	$ 47,431	$ 95,553